2. Approval and summary of significant accounting policies applied in preparing the financial statements (Details Narrative)	12 Months Ended
Dec. 31, 2017
Approval And Summary Of Significant Accounting Policies Applied In Preparing Financial Statements
Estimated residual value	20.00%